Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current deferred tax assets:
Impairment of loss on long term investments		$ 72
Less: valuation allowance	$ 0	0
Current deferred tax assets, net		72
Non-current deferred tax assets:
Advertising expense	5,957
Net operating tax losses carry-forward	3,964	2,852
Impairment on long term investments and game copyright	400	208
Accrued expenses	840
Less: valuation allowance	(3,964)	(2,852)
Non-current deferred tax assets, net	7,197	$ 208
Non-current deferred tax liabilities:
Intangible assets acquired	1,866
Non-current deferred tax assets, net	$ 1,866